NET INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Net income/(loss) per share attributable to ordinary shareholders
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

Basic and diluted net loss per share for each of the years/periods presented are calculated as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
	RMB	RMB	RMB

Numerator:
Net income/(loss) attributable to YUNJI INC’s ordinary shareholders	131,966	(138,173)	(165,129)

Denominator:
Denominator for basic earnings per ordinary share
-Weighted average ordinary shares outstanding	2,139,963,573	2,088,319,721	1,971,108,505
Dilutive effect of share options	7,242,017	-	-

Denominator for diluted earnings per ordinary share	2,147,205,590	2,088,319,721	1,971,108,505

Net income/(loss) per share attributable to ordinary shareholders:
-Basic	0.06	(0.07)	(0.08)
-Diluted	0.06	(0.07)	(0.08)